SCHEDULE OF STOCK OPTIONS VALUATION METHOD (Details) - $ / shares		9 Months Ended
	Dec. 29, 2021	Sep. 30, 2022
Dividend yield	0.00%	0.00%
Risk-free interest rate		0.07%
Risk-free interest rate		3.20%
Expected term (years)	5 years
Volatility		164.84%
Volatility		174.46%
Minimum [Member]
Expected term (years)		5 years
Share price (U.S. dollars)		$ 0.015
Exercise price		$ 0.02
Maximum [Member]
Expected term (years)		7 years
Share price (U.S. dollars)		$ 0.020
Exercise price		$ 0.05